Cover Page	Nov. 26, 2025	Nov. 06, 2023
Cover [Abstract]
Document Type		8-K
Document Period End Date	Nov. 26, 2025
Entity Registrant Name		FASTLY, INC.
Entity Central Index Key		0001517413
Amendment Flag		false
Entity Incorporation, State or Country Code		DE
Entity File Number		001-38897
Entity Tax Identification Number		27-5411834
Entity Address, Address Line One		475 Brannan Street, Suite 300
Entity Address, City or Town		San Francisco
Entity Address, State or Province		CA
Entity Address, Postal Zip Code		94107
City Area Code		844
Local Phone Number		432-7859
Written Communications		false
Soliciting Material		false
Pre-commencement Tender Offer		false
Pre-commencement Issuer Tender Offer		false
Title of 12(b) Security		Class A Common Stock, $0.00002 par value
Trading Symbol		“FSLY”
Security Exchange Name		NYSE
Entity Emerging Growth Company		false